Document and Entity Information	Jan. 10, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 10, 2022, EyePoint Pharmaceuticals, Inc. (the “Company”) filed a Current Report on Form 8-K to report that the Company posted an updated corporate presentation on its website at www.eyepointpharma.com. This Amendment No. 1 to Current Report on Form 8-K/A (“Amendment No. 1”) is being filed to report that the Company has posted a further updated corporate presentation on its website at www.eyepointpharma.com to correct certain scrivener’s errors contained in the previous version of the corporate presentation. A copy of the corrected presentation is filed herewith as Exhibit 99.1 and is incorporated by reference herein.
Document Period End Date	Jan. 10, 2022
Entity Registrant Name	EyePoint Pharmaceuticals, Inc.
Entity Central Index Key	0001314102
Trading Symbol	EYPT
Entity Emerging Growth Company	false
Entity File Number	000-51122
Entity Tax Identification Number	26-2774444
Entity Address, Address Line One	480 Pleasant Street
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	(617)
Local Phone Number	926-5000
Entity Incorporation, State or Country Code	DE
Title of 12(b) Security	Common Stock, par value $0.001
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false